INTANGIBLE ASSETS, NET - Narrative (Details) - Customer Lists - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	8 years
Amortization of Intangible Assets	$ 104,083	$ 3,462
Maximum
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	8 years
Minimum
INTANGIBLE ASSETS, NET
Finite-Lived Intangible Asset, Useful Life	8 years